Summary of Significant Accounting Policies - Schedule of Property and Equipment Estimated Useful Lives (Details)	Dec. 31, 2024
Schedule of Property and Equipment Estimated Useful Lives [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	lesser of lease term or expected useful life
Server room equipment [Member]
Schedule of Property and Equipment Estimated Useful Lives [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Vehicles [Member]
Schedule of Property and Equipment Estimated Useful Lives [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Office buildings [Member]
Schedule of Property and Equipment Estimated Useful Lives [Line Items]
Property, Plant and Equipment, Useful Life	35 years
Office building improvement [Member]
Schedule of Property and Equipment Estimated Useful Lives [Line Items]
Property, Plant and Equipment, Useful Life	15 years
Minimum [Member] | Office equipment and furnishings [Member]
Schedule of Property and Equipment Estimated Useful Lives [Line Items]
Property, Plant and Equipment, Useful Life	1 year
Minimum [Member] | Electronic equipment [Member]
Schedule of Property and Equipment Estimated Useful Lives [Line Items]
Property, Plant and Equipment, Useful Life	2 years
Maximum [Member] | Office equipment and furnishings [Member]
Schedule of Property and Equipment Estimated Useful Lives [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Maximum [Member] | Electronic equipment [Member]
Schedule of Property and Equipment Estimated Useful Lives [Line Items]
Property, Plant and Equipment, Useful Life	5 years